Newbuildings and other equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 31	$ 8
Property, Plant and Equipment, Gross	93
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	39
Maritime Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,286